Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,356,519.4
Total Fee Amount	31,950.34
Total Offset Amount	0
Net Fee	$ 31,950.34
Offset Table N/A	N/A